Pioneer Municipal High Income Advantage Fund, Inc.
Schedule of Investments  |  December 31, 2021

Ticker Symbol: MAV

Schedule of Investments  |  12/31/21
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 160.5%
	Municipal Bonds — 159.5% of Net Assets(a)
	Arizona — 2.3%
4,000,000(b)	City of Phoenix, 5.00%, 7/1/27	$ 4,788,840
1,970,000	City of Phoenix, Industrial Development Authority, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	2,049,017
27,000	County of Pima, Industrial Development Authority, Arizona Charter Schools Project, Series C, 6.75%, 7/1/31	27,867
	Total Arizona	$6,865,724
	Arkansas — 0.9%
2,500,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 2,760,675
	Total Arkansas	$2,760,675
	California — 9.6%
2,500,000	Bay Area Toll Authority, Series F-2, 2.60%, 4/1/56	$ 2,498,500
38,610,000(c)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	9,653,658
1,845,000	California Educational Facilities Authority, Stanford University, 5.25%, 4/1/40	2,793,865
2,000,000	California Educational Facilities Authority, Stanford University, Series U-7, 5.00%, 6/1/46	3,094,700
2,865,000(d)	California School Finance Authority, Classical Academies Project, Series A, 7.375%, 10/1/43	3,016,358
1,875,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.875%, 11/1/43	2,016,056
1,500,000	City of Oroville CA, Oroville Hospital, 5.25%, 4/1/54	1,666,560
2,695,000(b)	Coast Community College District, Election 2012, Series D, 5.00%, 8/1/31	3,331,344
	Total California	$28,071,041
	Colorado — 2.0%
1,500,000(d)	Colorado Educational & Cultural Facilities Authority, Rocky Mountain Classical Academy Project, 8.00%, 9/1/43	$ 1,687,425
500,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/37	582,565
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/39	1,161,270
1Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Colorado — (continued)
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/44	$ 1,147,500
1,000,000	Colorado Health Facilities Authority, Series A, 4.00%, 8/1/49	1,142,450
	Total Colorado	$5,721,210
	Connecticut — 3.4%
2,035,000	Mohegan Tribal Finance Authority, 7.00%, 2/1/45 (144A)	$ 2,133,209
7,200,000(b)	State of Connecticut, Series E, 4.00%, 9/1/30	7,843,464
	Total Connecticut	$9,976,673
	District of Columbia — 2.7%
825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.50%, 5/15/33	$ 908,135
6,825,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	7,063,944
	Total District of Columbia	$7,972,079
	Florida — 11.2%
2,500,000	Collier County Water-Sewer District, 4.00%, 7/1/43	$ 3,021,525
2,500,000	County of Hillsborough, FL, 3.00%, 8/1/46	2,689,375
5,000,000	County of Miami-Dade FL Water & Sewer System Revenue, Series A, 4.00%, 10/1/44	5,685,100
1,200,000	Florida Development Finance Corp., 5.00%, 6/1/51	1,391,664
3,290,000	Hillsborough County Industrial Development Authority, Tampa General Hospital, 3.50%, 8/1/55	3,661,540
2,500,000	JEA Water & Sewer System Revenue, Series A, 3.00%, 10/1/40	2,774,000
7,035,000(b)	State of Florida, Capital Outlay, Series A, 4.00%, 6/1/38	8,237,000
5,000,000	State of Florida Department of Transportation Turnpike System Revenue, Series A, 4.00%, 7/1/32	5,412,050
	Total Florida	$32,872,254
	Georgia — 7.7%
6,000,000	Brookhaven Development Authority, 4.00%, 7/1/49	$ 6,935,520
5,000,000	City of Atlanta GA Water & Wastewater Revenue, Series A, 5.00%, 11/1/34	6,151,200
8,750,000	Private Colleges & Universities Authority, Emory University, Series A, 5.00%, 10/1/43	9,396,888
	Total Georgia	$22,483,608
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/212

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Idaho — 0.7%
2,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 2,008,840
	Total Idaho	$2,008,840
	Illinois — 2.7%
1,000,000(b)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	$ 1,296,190
140,903(c)	Illinois Finance Authority, 11/15/52	12,939
223,202(e)	Illinois Finance Authority, Series A-3, 5.25%, 11/15/52	227,842
1,000,000	Illinois Housing Development Authority, Series B, 2.15%, 10/1/41 (GNMA FNMA FHLMC COLL Insured)	1,012,110
3,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 4.00%, 6/15/52	3,403,860
1,000,000	Metropolitan Pier & Exposition Authority, McCormick Place Project, Series B, 5.00%, 6/15/52 (ST APPROP Insured)	1,021,540
1,015,000(f)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	964,250
	Total Illinois	$7,938,731
	Indiana — 0.4%
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	$ 1,156,020
	Total Indiana	$1,156,020
	Louisiana — 0.1%
325,000	Opelousas General Hospital Authority, Opelousas General Health System Project, 5.75%, 10/1/23	$ 326,147
	Total Louisiana	$326,147
	Maine — 1.2%
3,500,000	Maine Turnpike Authority, Series A, 5.00%, 7/1/42	$ 3,568,460
	Total Maine	$3,568,460
	Maryland — 4.4%
2,000,000	Maryland Health & Higher Educational Facilities Authority, City Neighbors, Series A, 6.75%, 7/1/44	$ 2,146,600
4,500,000(d)	Maryland Health & Higher Educational Facilities Authority, Maryland University Medical System, Series A, 5.00%, 7/1/43	4,607,685
5,160,000	University System of Maryland, Series A, 4.00%, 4/1/42	6,254,384
	Total Maryland	$13,008,669
3Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Massachusetts — 14.0%
1,490,000(b)	City of Boston, Series A, 5.00%, 3/1/39	$ 1,884,254
1,000,000(b)	Commonwealth of Massachusetts, Series C, 3.00%, 3/1/49	1,055,600
7,000,000(c)	Massachusetts Bay Transportation Authority, Series A, 7/1/28	6,312,880
4,000,000	Massachusetts Development Finance Agency, Partner’s Healthcare System, 4.00%, 7/1/41	4,645,400
2,200,000(d)	Massachusetts Development Finance Agency, Partner’s Healthcare System, Series M-4, 5.00%, 7/1/39	2,351,734
8,000,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	12,717,280
4,325,000	Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series K, 5.50%, 7/1/32	6,189,940
2,790,000(b)	Town of Arlington MA, 2.00%, 9/15/40	2,855,844
950,000(b)	Town of Plymouth MA, 2.00%, 5/1/34	970,453
2,160,000(b)	Town of Rockland MA, 2.20%, 8/1/50	2,075,652
	Total Massachusetts	$41,059,037
	Michigan — 2.7%
2,000,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 2,133,100
305,000	Michigan Public Educational Facilities Authority, Crescent Academy, 7.00%, 10/1/36	309,490
5,000,000	Michigan State University, Series A, 5.00%, 8/15/41	5,349,450
	Total Michigan	$7,792,040
	Minnesota — 1.0%
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	$ 1,063,740
1,740,000	City of Rochester, Health Care Facilities, Mayo Clinic, 4.00%, 11/15/48	1,998,512
	Total Minnesota	$3,062,252
	Montana — 0.2%
2,445,000(f)	City of Hardin, Tax Allocation, Rocky Mountain Power, Inc., Project, 6.25%, 9/1/31	$ 537,900
1,000,000(f)	Two Rivers Authority, 7.375%, 11/1/27	76,600
	Total Montana	$614,500
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/214

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	New Hampshire — 1.1%
1,000,000	New Hampshire Health and Education Facilities Authority Act, Series A, 5.00%, 8/1/59	$ 1,600,550
1,375,000	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	1,531,434
	Total New Hampshire	$3,131,984
	New Jersey — 10.0%
7,500,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$ 7,686,900
1,000,000	New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project, Series A, 5.375%, 10/1/50 (144A)	1,172,910
15,375,000(c)	New Jersey Transportation Trust Fund Authority, Series C, 12/15/27 (BHAC-CR MBIA Insured)	14,335,958
3,500,000(e)	New Jersey Turnpike Authority, RIB, Series 2016, 1/1/28 (144A) (AGM Insured)	6,151,810
	Total New Jersey	$29,347,578
	New York — 17.7%
1,500,000	Metropolitan Transportation Authority, Series C-1, 4.75%, 11/15/45	$ 1,807,245
2,000,000	Metropolitan Transportation Authority, Series C-1, 5.25%, 11/15/55	2,460,200
5,000,000	Metropolitan Transportation Authority, Series D-2, 4.00%, 11/15/48	5,686,550
3,000,000	Metropolitan Transportation Authority, Series E, 4.00%, 11/15/45	3,427,470
2,250,000	Metropolitan Transportation Authority, Series E, 5.00%, 11/15/32	2,850,052
1,325,000	New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/34	1,606,364
2,500,000	New York State Dormitory Authority, Group 3, Series A, 3.00%, 3/15/41	2,700,725
2,885,000	New York State Dormitory Authority, Group 3, Series A, 5.00%, 3/15/41	3,625,378
7,500,000	New York State Dormitory Authority, Series A, 4.00%, 7/1/37	8,828,250
7,500,000	New York State Dormitory Authority, Group C, Series C, 5.00%, 3/15/39	8,207,100
1,500,000	New York State Dormitory Authority, Trustees of Columbia University, 5.00%, 10/1/45	2,313,615
3,000,000	New York State Thruway Authority, Group 2, Series A-1, 4.00%, 3/15/41	3,587,970
5Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	New York — (continued)
2,000,000	New York State Urban Development Corp., Group 3, Series A, 3.00%, 3/15/49	$ 2,161,440
1,228,828	Westchester County Healthcare Corp., Series A, 5.00%, 11/1/44	1,304,032
1,000,000	Westchester County Local Development Corp., 5.00%, 7/1/36 (144A)	1,106,220
	Total New York	$51,672,611
	North Carolina — 2.1%
500,000	City of Charlotte NC Airport Revenue, Series A, 5.00%, 7/1/42	$ 604,235
1,250,000	City of Charlotte NC Airport Revenue, Series A, 5.00%, 7/1/47	1,502,450
500,000	City of Charlotte NC Water & Sewer System Revenue, 2.00%, 7/1/41	496,000
1,000,000	City of Charlotte NC Water & Sewer System Revenue, 2.00%, 7/1/42	984,880
2,500,000(b)	County of Mecklenburg NC, 2.00%, 3/1/41	2,512,500
	Total North Carolina	$6,100,065
	Ohio — 3.0%
2,000,000	Buckeye Tobacco Settlement Financing Authority, Series A-2, 4.00%, 6/1/48	$ 2,257,500
3,500,000	Buckeye Tobacco Settlement Financing Authority, Series B-2, 5.00%, 6/1/55	4,064,375
2,500,000(b)(d)	State of Ohio, Common Schools, Series B, 5.00%, 6/15/29	2,553,950
	Total Ohio	$8,875,825
	Oregon — 0.4%
1,000,000	Oregon Health & Science University, Series A, 5.00%, 7/1/42	$ 1,194,790
	Total Oregon	$1,194,790
	Pennsylvania — 5.6%
1,000,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	$ 1,169,670
2,000,000	Pennsylvania Housing Finance Agency, Series 134A, 2.05%, 4/1/41	1,975,020
3,500,000	Pennsylvania Turnpike Commission, Series A, 5.25%, 12/1/44	4,469,010
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	556,355
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	1,103,230
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/216

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
470,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	$ 506,594
6,000,000(d)	Philadelphia Authority for Industrial Development, Nueva Esperanze, Inc., 8.20%, 12/1/43	6,462,720
	Total Pennsylvania	$16,242,599
	Puerto Rico — 5.5%
6,500,000(b)(f)	Commonwealth of Puerto Rico, Series A, 8.00%, 7/1/35	$ 5,768,750
1,000,000(f)	Puerto Rico Electric Power Authority, Series AAA, 5.25%, 7/1/21	995,250
3,810,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	4,409,808
4,255,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2, 4.784%, 7/1/58	4,844,233
	Total Puerto Rico	$16,018,041
	Rhode Island — 1.3%
1,355,000(f)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 243,900
3,000,000	Rhode Island Health & Educational Building Corp., Brown University, Series A, 4.00%, 9/1/37	3,477,750
	Total Rhode Island	$3,721,650
	South Carolina — 2.1%
4,400,000(g)	Tobacco Settlement Revenue Management Authority, Series B, 6.375%, 5/15/30	$ 6,094,484
	Total South Carolina	$6,094,484
	South Dakota — 1.5%
4,000,000	South Dakota Health & Educational Facilities Authority, Sanford Health, Series B, 4.00%, 11/1/44	$ 4,259,360
	Total South Dakota	$4,259,360
	Texas — 17.5%
500,000	Arlington Higher Education Finance Corp., 5.45%, 3/1/49 (144A)	$ 599,535
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,107,760
1,500,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	1,670,325
6,000,000	Board of Regents of the University of Texas System, Series B, 5.00%, 8/15/49	9,529,920
1,250,000	City of Houston TX Combined Utility System Revenue, Series C, 4.00%, 11/15/35	1,539,913
2,500,000(b)	County of Harris, Series A, 5.00%, 10/1/26	2,909,400
7Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	Texas — (continued)
5,020,000(d)	Grand Parkway Transportation Corp., Series A, 5.50%, 4/1/53	$ 5,468,487
5,000,000(e)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	5,351,850
3,000,000(d)	Houston Higher Education Finance Corp., St. John’s School Project, Series A, 5.00%, 9/1/38	3,094,470
3,355,000	North Texas Tollway Authority, Series A, 5.00%, 1/1/30	3,778,166
2,000,000(b)(d)	Richardson Independent School District, School Building, 5.00%, 2/15/38 (PSF-GTD Insured)	2,102,060
6,960,000(f)	Sanger Industrial Development Corp., Texas Pellets Project, Series B, 8.00%, 7/1/38	1,713,900
981,344	Texas Department of Housing & Community Affairs, 2.30%, 7/1/37 (FNMA HUD SECT 8 Insured)	1,016,466
1,000,000(e)	Texas Midwest Public Facility Corp., Secure Treatment Facility Project, 12/1/30	591,940
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, 5.00%, 12/15/32	463,337
3,365,000	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC, 7.00%, 12/31/38	3,653,145
1,165,000	Texas Water Development Board, St. Water Implementation Fund, 4.00%, 10/15/44	1,378,160
5,000,000(b)(d)	Tyler Independent School District, School Building, 5.00%, 2/15/38 (PSF-GTD insured)	5,254,200
	Total Texas	$51,223,034
	Utah — 2.2%
1,000,000	City of Salt Lake City UT Airport Revenue, Series B, 5.00%, 7/1/36	$ 1,203,730
5,000,000	County of Utah UT, IHC Health Services, Inc., Series B, 4.00%, 5/15/47	5,297,550
	Total Utah	$6,501,280
	Vermont — 0.8%
2,000,000	Vermont Educational & Health Buildings Financing Agency, Green Bond, 4.00%, 12/1/42	$ 2,229,240
	Total Vermont	$2,229,240
	Virginia — 12.6%
3,235,000(b)	City of Alexandria VA, Series A, 3.00%, 7/15/46 (ST AID WITHHLDG Insured)	$ 3,575,742
2,275,000(b)	County of Arlington VA, 4.00%, 8/15/35	2,635,883
4,000,000(b)	County of Fairfax VA, Series A, 2.00%, 10/1/34 (ST AID WITHHLDG insured)	4,228,720
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/218

Schedule of Investments  |  12/31/21
(unaudited) (continued)
Principal Amount USD ($)		Value
	Virginia — (continued)
4,550,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	$ 4,557,462
5,000,000	University of Virginia, Multi Year Capital Project, Series A, 4.00%, 8/1/48	5,776,450
5,000,000	University of Virginia, Series A, 5.00%, 4/1/42	6,038,650
4,955,000	Virginia College Building Authority, Series A, 3.00%, 2/1/36	5,453,176
1,000,000	Virginia Public Building Authority, Series A, 4.00%, 8/1/40	1,204,190
3,000,000	Virginia Public School Authority, Series B, 4.00%, 8/1/25 (ST AID WITHHLDG Insured)	3,294,270
	Total Virginia	$36,764,543
	Washington — 7.4%
1,335,000	Central Puget Sound Regional Transit Authority, Green Bond, Series S-1, 5.00%, 11/1/46	$ 2,076,793
3,000,000	City of Seattle WA Water System Revenue, 4.00%, 8/1/32	3,446,940
2,500,000(b)	King County School District No 411 Issaquah, 4.00%, 12/1/31 (SCH BD GTY insured)	2,829,575
3,435,000(b)	State of Washington, 5.00%, 6/1/41	4,406,658
3,000,000(b)	State of Washington, Series D, 4.00%, 7/1/39	3,712,020
2,500,000	University of Washington, Series B, 5.00%, 6/1/29	2,874,200
1,000,000	Washington Health Care Facilities Authority, Series A, 4.00%, 8/1/44	1,147,500
1,100,000(d)	Washington State Housing Finance Commission, Mirabella Project, Series A, 6.75%, 10/1/47 (144A)	1,151,964
	Total Washington	$21,645,650
	Wisconsin — 1.5%
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	$ 807,645
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37	1,086,970
1,000,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.30%, 6/1/47	1,059,280
1,455,000(d)	Public Finance Authority, SearStone CCRC Project, Series A, 8.625%, 6/1/47	1,504,208
	Total Wisconsin	$4,458,103
	Total Municipal Bonds (Cost $434,520,945)	$466,738,797

9Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/21

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.0% of Net Assets
3,000,000(c)	U.S. Treasury Bills, 1/20/22	$ 2,999,982
	Total U.S. Government and Agency Obligations (Cost $2,999,939)	$2,999,982

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 160.5% (Cost $437,520,884)	$469,738,779
	OTHER ASSETS AND LIABILITIES — (60.5%)	$(177,099,111)
	Net Assets — 100.0%	$292,639,668
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corporation
BHAC-CR MBIA	Berkshire Hathaway Assurance Corp.
FNMA	Federal National Mortgage Association
FNMA HUD SECT 8	Federal National Mortgage Association U.S. Department of Housing and Urban Development Section 8.
GNMA	Government National Mortgage Association
PSF-GTD	Permanent School Fund Guaranteed
RIB	Residual Interest Bond is purchased in a secondary market. The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate at December 31, 2021.
SCH BD GTY	School Board Guaranty
ST AID WITHHLDG	State Aid Withholding
ST APPROP	State Appropriations
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2021, the value of these securities amounted to $22,280,718, or 7.6% of net assets.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Represents a General Obligation Bond.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2021.
Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/2110

Schedule of Investments  |  12/31/21
(unaudited) (continued)
(f)	Security is in default.
(g)	Escrow to maturity.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2021, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$466,738,797	$—	$466,738,797
U.S. Government and Agency Obligations	—	2,999,982	—	2,999,982
Total Investments in Securities	$—	$469,738,779	$—	$469,738,779
During the nine months ended December 31, 2021, there were no transfers in or out of Level 3.
11Pioneer Municipal High Income Advantage Fund, Inc. |  | 12/31/21